Selling expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Selling expenses

Note 7. Selling expenses

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Transport	28,686	19,554	10,395
Taxes, rates and contributions	16,522	13,921	6,014
Tax on bank account transactions	9,595	6,061	3,033
Fees and compensation for services	5,137	2,806	4,603
(Reversal of) allowances for expected credit losses (1)	(36)	406	(22)

Total selling expenses	59,904	42,748	24,023

(1)
See Note 17.